As filed with the Securities and Exchange Commission on August 22, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22880

Steben Alternative Investment Funds
(Exact name of registrant as specified in charter)

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, Maryland 20878

(Address of principal executive offices) (Zip code)

Francine J. Rosenberger, Esq.

c/o Steben & Company, Inc.

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, Maryland 20878

(Name and address of agent for service)

(240) 631-7600

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Investments

June 30, 2017 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate/ Yield	Amount/Shares	Value
CORPORATE BONDS: 50.12%
Finance and Insurance: 21.30%
ABN AMRO Bank N.V. (Acquired 04/12/2017 and 06/23/2017, Cost $250,836 and $753,694, respectively) (a)(b)(c)	01/18/2019	1.944%	1,000,000	$1,003,719
Aetna Inc.	06/07/2018	1.700%	1,500,000	1,500,594
Credit Suisse AG (a)(c)	04/27/2018	1.850%	1,050,000	1,054,048
Daimler Finance North America LLC (Acquired 02/23/2015, Cost $1,000,000) (a)(b)	03/02/2018	1.630%	1,000,000	1,001,499
Goldman Sachs Group, Inc/The (a)	12/15/2017	2.046%	400,000	401,012
Goldman Sachs Group, Inc/The	02/15/2019	7.500%	900,000	976,263
Goldman Sachs Group, Inc/The (a)	04/25/2019	2.196%	750,000	758,196
ING Bank N.V. (Acquired 08/10/2015, Cost $1,000,000) (a)(b)(c)	08/17/2018	1.959%	1,000,000	1,005,958
Intercontinental Exchange, Inc.	10/15/2018	2.500%	600,000	605,606
JPMorgan Chase & Co.	03/01/2018	1.700%	1,000,000	1,000,356
Morgan Stanley	02/01/2019	2.450%	1,000,000	1,006,711
MUFG Americas Holdings Corporation (a)	02/09/2018	1.750%	1,500,000	1,500,483
National Australia Bank Limited (Acquired 07/16/2015, Cost $1,500,000) (a)(b)(c)	07/23/2018	1.953%	1,500,000	1,507,594
Toronto-Dominion Bank/The (a)(c)	07/23/2018	1.853%	1,500,000	1,506,134
Visa Inc.	12/14/2017	1.200%	1,500,000	1,499,265
				16,327,438
Information: 7.78%
AT&T Inc.	02/15/2019	5.800%	1,450,000	1,538,214
Microsoft Corporation	08/08/2019	1.100%	1,400,000	1,383,466
Oracle Corporation (a)	07/07/2017	1.350%	900,000	900,005
Oracle Corporation	04/15/2018	5.750%	600,000	619,058
Oracle Corporation	10/08/2019	2.250%	500,000	506,183
Verizon Communications Inc. (a)	09/14/2018	2.992%	1,000,000	1,018,094
				5,965,020
Manufacturing: 11.02%
AbbVie Inc.	05/14/2018	1.800%	1,000,000	1,001,271
Anheuser-Busch Companies, LLC	01/15/2018	5.500%	1,500,000	1,530,771
Apple Inc. (a)	05/03/2018	1.422%	800,000	801,687
Apple Inc.	02/22/2019	1.700%	650,000	651,808
Cisco Systems, Inc. (a)	09/20/2019	1.614%	1,500,000	1,509,684
Medtronic, Inc.	03/15/2018	1.500%	1,500,000	1,500,342
Zimmer Biomet Holdings, Inc.	04/01/2018	2.000%	1,450,000	1,452,636
				8,448,199
Mining, Quarrying, and Oil and Gas Extraction: 5.19%
BP Capital Markets PLC (c)	05/03/2019	1.676%	2,000,000	1,993,346
Shell International Finance BV (c)	09/12/2019	1.375%	2,000,000	1,985,506
				3,978,852
Professional, Scientific, and Technical Services: 0.26%
Volkswagen Group of America Finance, LLC (Acquired 11/12/2014, Cost $200,000) (a)(b)	11/20/2017	1.612%	200,000	200,137

Retail Trade: 1.96%
CVS Health Corporation	07/20/2018	1.900%	1,500,000	1,503,912

Utilities: 0.46%
Kinder Morgan, Inc.	12/01/2017	2.000%	350,000	350,192

Wholesale Trade: 2.15%
Allergan Funding SCS (a)(c)	03/12/2018	2.308%	875,000	879,698
Allergan Funding SCS (a)(c)	03/12/2020	2.483%	750,000	766,704
				1,646,402
TOTAL CORPORATE BONDS (Cost $38,386,345)				38,420,152

SHORT-TERM INVESTMENTS: 37.83%
COMMERCIAL PAPER: 15.97%
American Express Credit Corporation	08/21/2017	0.712%	500,000	498,956
AstraZeneca PLC	07/06/2017	0.174%	500,000	499,904
Australia And New Zealand Banking Group Limited	07/11/2017	0.117%	500,000	499,823
Bank of Nova Scotia/The	08/01/2017	0.629%	500,000	499,453
Bank of Tokyo-Mitsubishi UFJ, Ltd./The	08/04/2017	0.656%	500,000	499,415
Brown-Forman Corporation	07/07/2017	0.171%	500,000	499,869
DBS Bank Ltd.	07/10/2017	0.110%	500,000	499,840
Eaton Corporation	07/14/2017	0.733%	500,000	499,719
Hyundai Capital America	07/24/2017	1.167%	400,000	399,608
ING (U.S.) Funding LLC	07/10/2017	0.138%	500,000	499,849
Intercontinental Exchange, Inc.	08/02/2017	0.836%	500,000	499,430
John Deere Financial Inc.	07/06/2017	0.197%	500,000	499,908
Mizuho Bank, Ltd.	07/17/2017	0.316%	400,000	399,777
Molex Electronic Technologies, LLC	07/19/2017	1.297%	500,000	499,616
NextEra Energy Capital Holdings, Inc.	07/18/2017	0.705%	500,000	499,637
Nissan Motor Acceptance Corporation	08/16/2017	0.911%	500,000	499,020
Nordea Bank AB (c)	07/25/2017	0.304%	555,000	554,546
Oglethorpe Power Corporation (An Electric Membership Corporation)	07/18/2017	0.803%	500,000	499,647
Oversea-Chinese Banking Corporation Limited	07/12/2017	0.173%	400,000	399,842
Sempra Energy Global Enterprises	08/02/2017	1.299%	500,000	499,316
Simon Property Group, L.P.	09/25/2017	1.163%	500,000	498,517
Skandinaviska Enskilda Banken AB (c)	07/26/2017	0.522%	500,000	499,579
Standard Chartered Bank	07/03/2017	0.034%	500,000	499,951
United Overseas Bank Limited	07/21/2017	0.317%	500,000	499,659
VW Credit, Inc.	07/11/2017	0.676%	500,000	499,781
TOTAL COMMERCIAL PAPER (Cost $12,245,891)				12,244,662

MONEY MARKET FUND: 12.60%
STIT-Government & Agency Portfolio - Institutional Class, 0.89% (d)(e)			9,663,811	9,663,811
TOTAL MONEY MARKET FUND (Cost $9,663,811)				9,663,811

U.S. GOVERNMENT NOTES/BONDS: 9.26%
United States Treasury Note/Bond	08/31/2017	1.875%	1,000,000	1,001,439
United States Treasury Note/Bond	10/15/2017	0.875%	3,000,000	2,998,155
United States Treasury Note/Bond	10/31/2017	0.750%	650,000	649,259
United States Treasury Note/Bond	12/15/2017	1.000%	1,950,000	1,948,684
United States Treasury Note/Bond	02/15/2018	1.000%	500,000	499,178
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $7,101,471)				7,096,715
TOTAL SHORT-TERM INVESTMENTS (Cost $29,011,173)				29,005,188

TOTAL INVESTMENTS (Cost $67,397,518): 87.95%				67,425,340
Other Assets in Excess of Liabilities, 12.05% (f)				9,234,064
TOTAL NET ASSETS, 100.00%				$76,659,404

(a)	Variable rate security. The rate reported is the rate in effect as of 6/30/2017.
(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid based on procedures approved by the Board of Trustees. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2017, the fair value of these securities total $4,718,907 which represents 6.16% of total net assets.
(c)	Foreign issued security. At June 30, 2017, the breakdown by country is as follows: Australia - 1.97%, Canada - 1.96%, Luxembourg - 2.15%, Netherlands - 5.21%, Sweden - 1.38%, Switzerland - 1.37%, United Kingdom - 2.60%.
(d)	The rate quoted is the annualized seven-day effective yield as of June 30, 2017.
(e)	All or a portion of this security is held by the Steben Managed Futures Cayman Fund Ltd.
(f)	Includes assets to satisfy the margin requirements for derivative contracts.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Forward Currency Contracts(a)

June 30, 2017 (Unaudited)

		Currency to be Received		Currency to be Delivered
Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Settlement Date	Abbreviation	June 30, 2017	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$850,000	07/19/2017	AUD	$653,135	USD	$647,852	$5,283	$-
3,440,000	07/19/2017	BRL	1,033,838	USD	1,036,591	-	(2,753)
5,530,000	07/19/2017	CAD	4,266,031	USD	4,197,169	68,862	-
1,770,000	07/19/2017	CHF	1,848,248	USD	1,830,093	18,155	-
2,090,000	07/19/2017	EUR	2,389,603	USD	2,353,423	36,180	-
960,000	07/19/2017	GBP	1,251,162	USD	1,223,844	27,318	-
198,000,000	07/19/2017	JPY	1,761,913	USD	1,784,325	-	(22,412)
20,310,000	07/19/2017	MXN	1,115,434	USD	1,117,213	-	(1,779)
6,130,000	07/19/2017	NOK	734,559	USD	721,704	12,855	-
1,750,000	07/19/2017	NZD	1,281,945	USD	1,269,048	12,897	-
510,000	07/19/2017	PLN	137,614	USD	136,513	1,101	-
23,870,000	07/19/2017	RUB	403,080	USD	414,310	-	(11,230)
12,480,000	07/19/2017	SEK	1,483,050	USD	1,452,792	30,258	-
3,190,000	07/19/2017	TRY	901,676	USD	897,560	4,116	-
8,800,000	07/19/2017	ZAR	670,299	USD	679,799	-	(9,500)
Total Purchase Contracts			19,931,587		19,762,236	217,025	(47,674)

Sale Contracts:
$720,000	07/19/2017	USD	$(553,244)	AUD	$(545,598)	$-	$(7,646)
1,160,000	07/19/2017	USD	(348,620)	BRL	(347,557)	-	(1,063)
5,840,000	07/19/2017	USD	(4,505,175)	CAD	(4,356,741)	-	(148,434)
1,240,000	07/19/2017	USD	(1,294,818)	CHF	(1,284,739)	-	(10,079)
620,000	07/19/2017	USD	(708,878)	EUR	(693,695)	-	(15,183)
1,160,000	07/19/2017	USD	(1,511,821)	GBP	(1,484,328)	-	(27,493)
165,000,000	07/19/2017	USD	(1,468,261)	JPY	(1,494,237)	25,976	-
5,340,000	07/19/2017	USD	(293,275)	MXN	(295,941)	2,666	-
9,100,000	07/19/2017	USD	(1,090,455)	NOK	(1,075,280)	-	(15,175)
1,780,000	07/19/2017	USD	(1,303,921)	NZD	(1,281,333)	-	(22,588)
2,510,000	07/19/2017	USD	(677,278)	PLN	(665,354)	-	(11,924)
9,840,000	07/19/2017	USD	(166,163)	RUB	(166,284)	121	-
5,050,000	07/19/2017	USD	(600,112)	SEK	(578,082)	-	(22,030)
140,000	07/19/2017	USD	(10,664)	ZAR	(10,735)	71	-
Total Sale Contracts			(14,532,685)		(14,279,904)	28,834	(281,615)
Total Forward Currency Contracts			$5,398,902		$5,482,332	$245,859	$(329,289)
Net Unrealized Depreciation							$(83,430)

Currency abbreviations:

AUD	AUSTRALIAN DOLLAR	NOK	NORWEGIAN KRONE
BRL	BRAZILIAN REAL	NZD	NEW ZEALAND DOLLAR
CAD	CANADIAN DOLLAR	PLN	POLISH ZLOTY
CHF	SWISS FRANC	RUB	RUSSIAN RUBLE
EUR	EURO	SEK	SWEDISH KRONA
GBP	BRITISH POUND	TRY	TURKISH LIRA
JPY	JAPANESE YEN	USD	U.S. DOLLAR
MXN	MEXICAN PESO	ZAR	SOUTH AFRICAN RAND

(a)	Deutsche Bank is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2017.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Futures Contracts

June 30, 2017 (Unaudited)

		Number of
		Contracts
	Notional	Purchased /	Settlement	Unrealized	Unrealized
Description	Amount	(Sold)	Month - Year	Appreciation	(Depreciation)
Purchase Contracts:
90-Day Bank Bill	765,125	1	Mar-18	$-	$(1)
90-Day Sterling	1,294,902	8	Mar-18	-	(2,402)
90-Day Bank Bill	18,366,163	24	Dec-17	-	(2,798)
Natural Gas (a)	31,180	1	Nov-17	848	-
AUD/USD	1,074,500	14	Sep-17	8,081	-
Australia 3yr Bond	600,714	7	Sep-17	-	(3,536)
Australia 10yr Bond	5,464,184	55	Sep-17	-	(77,301)
British Pound	326,125	4	Sep-17	-	(10,681)
Canadian 10 Yr Bond	1,625,733	15	Sep-17	-	(53,033)
Canadian Dollar	926,880	12	Sep-17	4,101	-
Copper (a)	1,558,825	23	Sep-17	28,661	-
DAX Index	4,924,961	14	Sep-17	-	(179,537)
Dow E-mini	5,005,500	47	Sep-17	12,578	-
Euro Fx Currency	7,023,538	49	Sep-17	78,877	-
Euro Stoxx 50	1,645,864	42	Sep-17	-	(48,736)
Euro-BOBL	4,061,379	27	Sep-17	-	(57,691)
Euro-BTP	2,469,607	16	Sep-17	-	(50)
Euro-Bund	1,848,802	10	Sep-17	-	(66,635)
Euro-OAT	4,070,082	24	Sep-17	-	(48,610)
FTSE 100 Index	4,339,199	46	Sep-17	-	(112,739)
Long Gilt	7,032,627	43	Sep-17	-	(147,559)
Nasdaq 100 E-Mini	5,765,805	51	Sep-17	-	(114,754)
Nikkei 225	4,356,524	49	Sep-17	7,281	-
Russell 2000 E-Mini	2,404,310	34	Sep-17	-	(7,125)
S&P 500 E-Mini	3,994,485	33	Sep-17	-	(16,399)
S&P 500 E-Mini	2,784,035	23	Sep-17	-	(15,070)
S&P/TSX 60 Index	548,550	4	Sep-17	-	(8,305)
SPI 200 Index	1,193,998	11	Sep-17	3,499	-
Swiss Franc	2,488,525	19	Sep-17	16,079	-
Topix Index	1,146,210	8	Sep-17	-	(843)
U.S. 2Yr Note	648,328	3	Sep-17	-	(989)
U.S. 5Yr Note	14,729,492	125	Sep-17	-	(54,518)
U.S. 10Yr Note	12,302,063	98	Sep-17	-	(83,347)
U.S. Long Bond	9,836,000	64	Sep-17	-	(89,374)
Gold 100oz (a)	124,230	1	Aug-17	-	(24,335)
Live Cattle (a)	186,080	4	Aug-17	-	(5,672)
Amsterdam Index	809,900	7	Jul-17	-	(26,796)
CAC Index	2,629,720	45	Jul-17	-	(70,641)
Hang Seng Index	3,932,398	24	Jul-17	-	(14,365)
H-shares Index	587,612	9	Jul-17	-	(7,610)
Ibex 35 Index	950,810	8	Jul-17	-	(23,058)
Singapore MSCI Index	1,900,625	73	Jul-17	5,300	-
Taiwan MSCI Index	2,273,270	59	Jul-17	-	(15,353)
Total Purchase Contracts				165,305	(1,389,863)

Sales Contracts:
3 Mo Euro Euribor	(2,576,267)	(9)	Mar-18	$-	$(96)
Bankers' Acceptance	(6,086,058)	(32)	Dec-17	7,898	-
Corn (a)	(1,097,600)	(56)	Dec-17	-	(23,637)
Cotton #2 (a)	(274,360)	(8)	Dec-17	-	(4,919)
Soybean Meal (a)	(248,960)	(8)	Dec-17	-	(4,073)
Soybean Meal (a)	(180,036)	(9)	Dec-17	-	(4,742)
Soybean (a)	(2,004,975)	(42)	Nov-17	-	(49,863)
Sugar #11 World (a)	(2,010,736)	(130)	Oct-17	11,137	-
Brent Crude (a)	(7,071,650)	(145)	Sep-17	-	(260,756)
Cocoa (a)	(139,037)	(7)	Sep-17	1,800	-
Cocoa (a)	(407,400)	(21)	Sep-17	8,527	-
Coffee (a)	(188,550)	(4)	Sep-17	5,276	-
Euro-Schatz	(638,749)	(5)	Sep-17	1,611	-
Japanese Yen	(891,000)	(8)	Sep-17	12,734	-
KOSPI 200 Index	(68,370)	(1)	Sep-17	50	-
Robusta Coffee (a)	(42,980)	(2)	Sep-17	-	(1,473)
Silver (a)	(1,080,755)	(13)	Sep-17	5,240	-
Wheat (a)	(26,300)	(1)	Sep-17	-	(5,521)
WTI Crude (a)	(694,350)	(15)	Sep-17	-	(19,895)
Gasoline Blendstock (a)	(2,097,988)	(33)	Aug-17	-	(94,213)
Low Sulfer Gasoil (a)	(1,351,600)	(31)	Aug-17	-	(27,799)
Natural Gas (a)	(1,851,350)	(61)	Aug-17	-	(12,281)
Ny Harb (a)	(3,425,961)	(55)	Aug-17	-	(127,183)
WTI Crude (a)	(10,220,880)	(222)	Aug-17	-	(278,746)
CBOE VIX (a)	(110,925)	(9)	Jul-17	-	(2,289)
Cocoa (a)	(59,900)	(3)	Jul-17	-	(1,997)
Low Sulfer Gasoil (a)	(174,600)	(4)	Jul-17	-	(4,332)
Total Sale Contracts				54,273	(923,815)
Total Futures Contracts				$219,578	$(2,313,678)
Net Unrealized Depreciation					$(2,094,100)

(a)	Contract held by Steben Managed Futures Cayman Fund Ltd.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Investments

June 30, 2017 (Unaudited)

Share Valuation

The price of the Steben Managed Futures Strategy Fund (the "Fund") shares is based on the Net Asset Value ("NAV") per share of each class of the Fund. The Fund determines the NAV of its shares on each day the New York Stock Exchange ("NYSE") is open for business, as of the close of the regular trading session (typically 4:00 p.m. ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Fund is not required to recalculate its NAV.

Investment Valuation

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV. A market quotation may be considered unreliable or unavailable for various reasons, such as (1) the quotation may be stale, (2) the quotation may be unreliable because the security is not actively traded, (3) trading on the security halted before the close of the trading market, (4) the security is newly issued, (5) issuer specific events occurred after the security halted trading, or (6) due to the passage of time between the close of the market on which the security trades and the close of the NYSE. Issuer specific events that may cause the last market quotation to be unreliable include (1) a merger or insolvency, (2) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (3) market events, such as a significant movement in the U.S. markets.

Both the latest transaction prices and adjustments are furnished by independent pricing services, subject to supervision by the Board of Trustees (the "Board"). The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (the "Pricing and Valuation Procedures") approved by the Board. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Pricing and Valuation Procedures, the Board has delegated the day-to-day responsibility for applying and administering these procedures to a valuation committee comprised of employees of Steben & Company, Inc. ("Steben") (the "Valuation Committee") subject to the Board’s oversight. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Pricing and Valuation Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Steben checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Steben compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Steben documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, Pricing and Valuation Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities – Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures.

Foreign Equity Securities – If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that Steben determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Steben also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of the Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

Fixed Income Securities – Government bonds, corporate bonds, asset-backed bonds, municipal bonds, commercial paper and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy.

Forward Currency Contracts - The Fund may enter into forward contracts that are not traded on exchanges and may not be regulated. There are no limitations on daily price movements of forward contracts. Banks and other dealers with which the Fund maintains accounts may require that the Fund deposit margin with respect to such trading. The Fund’s counterparties are not required to continue making markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than the amount that the Adviser would otherwise recommend, to the possible detriment of the Fund. Forward contracts are generally categorized as Level 2 of the fair value hierarchy.

Foreign Currencies - The Fund invests in foreign currencies, which are translated to U.S. dollars using current rates of exchange as of the close of the NYSE. Foreign currencies are generally categorized as Level 1 of the fair value hierarchy.

Futures and Options – Futures and options are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Futures are generally categorized as Level 1 of the fair value hierarchy. Options are generally categorized as Level 2 of the fair value hierarchy.

Investment Companies and ETFs – Investments in other investment companies are valued at their reported net asset value. In addition, investments in ETFs are valued on the basis of market quotations, if available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's consolidated investments and other financial instruments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$-	$38,420,152	$-	$38,420,152
Total Long-Term Investments	$-	$38,420,152	$-	$38,420,152

Short-Term Investments
Commercial Paper	$-	$12,244,662	$-	$12,244,662
Money Market Fund	9,663,811	-	-	9,663,811
U.S. Government Notes/Bonds	-	7,096,715	-	7,096,715
Total Short-Term Investments	$9,663,811	$19,341,377	$-	$29,005,188

Total Investments	$9,663,811	$57,761,529	$-	$67,425,340

Forward Currency Contracts
Long Forward Currency Contracts	$-	$169,351	$-	$169,351
Short Forward Currency Contracts	-	(252,781)	-	(252,781)
Total Forward Currency Contracts	$-	$(83,430)	$-	$(83,430)

Futures Contracts
Long Futures Contracts	$(1,224,558)	$-	$-	$(1,224,558)
Short Futures Contracts	(869,542)	-	-	(869,542)
Total Futures Contracts	$(2,094,100)	$-	$-	$(2,094,100)
Total Other Financial Instruments	$(2,094,100)	$(83,430)	$-	$(2,177,530)

The Fund discloses transfers between levels based on valuations at the end of the reporting period. During the period ended June 30, 2017, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's consolidated statement of asset and liabilities and statement of operations. Net unrealized appreciation on forward currency contracts is a receivable and net unrealized depreciation is a liability on the consolidated statement of assets and liabilities. Only the current day variation margin on futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities. The cumulative unrealized appreciation/depreciation of futures contracts is reported on the Fund's consolidated schedule of futures contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund's consolidated statement of operations.

The following table presents the fair value of consolidated derivative instruments for the Fund at June 30, 2017 as presented on the Fund's consolidated statement of assets and liabilities:

			Net Unrealized
			Gain (Loss) on
	Fair Value		Open
Derivatives not accounted for as hedging instruments	Assets	Liabilities	Positions
Forward Currency Contracts(a)
Long	$217,025	$47,674	$169,351
Short	28,834	281,615	(252,781)
Total Forward Currency Contracts	245,859	329,289	(83,430)

Futures Contracts(b)
Long Contracts
Agricultural Commodities/Softs	$28,661	$5,672	$22,989
Currencies	107,138	10,681	96,457
Energy	848	-	848
Interest Rates	-	687,844	(687,844)
Metals	-	24,335	(24,335)
Stock Indices	28,658	661,331	(632,673)
Total Long Contracts	165,305	1,389,863	(1,224,558)

Short Contracts
Agricultural Commodities/Softs	26,740	96,225	(69,485)
Currencies	12,734	-	12,734
Energy	-	825,205	(825,205)
Interest Rates	9,509	96	9,413
Metals	5,240	-	5,240
Stock Indices	50	2,289	(2,239)
Total Short Contracts	54,273	923,815	(869,542)
Total Futures Contracts	219,578	2,313,678	(2,094,100)

(a)Net unrealized appreciation on forward currency contracts is a receivable and net unrealized depreciation is a liability on the consolidated statement of assets and liabilities.

(b)Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities.

The following table presents the trading results of the derivative trading and information related to the volume of the Fund's derivative activity for the period ended June 30, 2017. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

	Gain (Loss) from Trading
		Net Change
	Net Realized	in Unrealized

Forward Currency Contracts	$(500,821)	$(34,804)
Futures Contracts
Agricultural Commodities/Softs	(139,745)	(36,430)
Currencies	(406,316)	306,428
Energy	(1,261,060)	(336,865)
Interest Rates	(596,048)	(742,913)
Metals	(755,940)	(21,307)
Stock Indices	2,246,401	(761,248)
Total Futures Contracts	(912,708)	(1,592,335)

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the period were:

	Average Notional Amount
	Long Contracts	Short Contracts
Forward Currency Contracts	$16,840,774	$21,015,216
Futures Contracts	150,123,867	18,477,990

The average notional amounts reflect the period ended June 30, 2017. Please refer to the Fund's prospectus for a listing of risks associated with these investments.

The cost basis of investments for federal income tax purposes at June 30, 2017 was $67,397,518. Net unrealized appreciation of investments for federal income tax purposes was as follows*:

Gross unrealized appreciation	$82,646
Gross unrealized depreciation	(54,824)
Net unrealized appreciation	$27,822

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above amounts do not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Steben Alternative Investment Funds

By (Signature and Title):	/s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date:	August 22, 2017

By (Signature and Title):	/s/Carl A. Serger
Carl A. Serger, Chief Financial Officer

Date:	August 22, 2017